Deferred tax (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of deferred taxes liability

	Consolidated
	December 2023	June 2023
	$	$
Deferred tax liability	2,153,723	2,289,269

Amount expected to be settled after more than 12 months	2,153,723	2,289,269

Movements:
Opening balance	2,289,269	2,560,361
Credited to profit or loss	(135,546)	(271,092)

Closing balance	2,153,723	2,289,269